Convertible Debentures - Schedule of unsecured convertible debenture (Details) - CAD ($) $ in Thousands	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total convertible loans and debentures	$ 38,301	$ 36,495
Current	38,301	3,406
Non-Current	0	33,089
Unsecured convertible debenture- March 2019
Disclosure of detailed information about borrowings [line items]
Total convertible loans and debentures	0	3,406	$ 0
Unsecured convertible debenture- December 2019
Disclosure of detailed information about borrowings [line items]
Total convertible loans and debentures	$ 38,301	$ 33,089	$ 28,969